Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 57	$ 112
Unpaid Principal Balance	117	112
Specific Allowance	9	92
Average Investment in Impaired Loans	123	120
Interest Income Recognized	9	9
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,273	1,756
Unpaid Principal Balance	1,425	2,106
Specific Allowance	172	622
Average Investment in Impaired Loans	1,867	2,290
Interest Income Recognized	71	257
Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	80
Unpaid Principal Balance	203
Specific Allowance	0
Average Investment in Impaired Loans	213
Interest Income Recognized	14
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	588	801
Unpaid Principal Balance	538	1,151
Specific Allowance	0	0
Average Investment in Impaired Loans	1,144	824
Interest Income Recognized	53	76
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	44	7
Unpaid Principal Balance	74	7
Specific Allowance	0	0
Average Investment in Impaired Loans	74	11
Interest Income Recognized	4	1
Loans without a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	464	794
Unpaid Principal Balance	464	1,144
Specific Allowance	0	0
Average Investment in Impaired Loans	857	813
Interest Income Recognized	35	75
Loans without a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	80
Unpaid Principal Balance	203
Specific Allowance	0
Average Investment in Impaired Loans	213
Interest Income Recognized	14
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	822	1,067
Unpaid Principal Balance	1,010	1,067
Specific Allowance	181	714
Average Investment in Impaired Loans	1,059	1,586
Interest Income Recognized	41	190
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	13	105
Unpaid Principal Balance	49	105
Specific Allowance	9	92
Average Investment in Impaired Loans	49	109
Interest Income Recognized	5	8
Loans with a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	809	962
Unpaid Principal Balance	961	962
Specific Allowance	172	622
Average Investment in Impaired Loans	1,010	1,477
Interest Income Recognized	$ 36	$ 182